UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                Form 13F

          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                        [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON         January 31, 2011
  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                   26

Form 13F Information Table Value Total:              101862


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                 FORM 13F
                                              December 31, 2010


NAME OF ISSUER                          TITLE CUSIP         VALUE (x1SHRS/PRN AMT SH/PRN O/M INVEST. DIVOTING AU
Abbott Laboratories                     cs    002824100           534        11200  SH          SOLE   None
Agrium Inc.                             cs    008916108           162         1773  SH          SOLE   None
Archer-Daniels-Midland Co               cs    039483102           961        32100  SH          SOLE   None
Bank of Nova Scotia                     cs    064149107          8697       152313  SH          SOLE   None
Barrick Gold Corp                       cs    067901108          6040       113710  SH          SOLE   None
BCE Inc.                                cs    05534B760          8027       227134  SH          SOLE   None
Brookfield Asset Management             cs    112585104          6759       203605  SH          SOLE   None
Cameco Corp.                            cs    13321L108          6604       163876  SH          SOLE   None
Canadian Natural Resources              cs    136385101          6731       151782  SH          SOLE   None
Canadian Pacific Railway                cs    13645T100          3760        58185  SH          SOLE   None
Cisco Systems                           cs    17275R102           999        49650  SH          SOLE   None
IESI-BFC Ltd.                           cs    44951D108          4177       172696  SH          SOLE   None
Kraft Foods Inc. Cls. A                 cs    50075N104           326        10400  SH          SOLE   None
Manulife Financial Corp.                cs    56501R106          3254       189754  SH          SOLE   None
Methanex Corp.                          cs    59151K108          3759       124269  SH          SOLE   None
Microsoft Corp.                         cs    594918104          2154        77550  SH          SOLE   None
Northern Dynasty Minerals               cs    66510M204           286        20000  SH          SOLE   None
Potash Corp. Sask                       cs    73755L107          5516        35717  SH          SOLE   None
Royal Bank of Canada                    cs    780087102          4946        94537  SH          SOLE   None
Suncor Energy                           cs    867224107          6231       162782  SH          SOLE   None
Talisman Energy                         cs    87425E103          4450       201166  SH          SOLE   None
Teck Resources Limited                  cs    878742204           870        14077  SH          SOLE   None
Thompson Creek Metals                   cs    884768102          1948       133425  SH          SOLE   None
Tim Hortons                             cs    88706M103          4980       121179  SH          SOLE   None
Toronto Dominion Bank                   cs    891160509           858        11553  SH          SOLE   None
TransCanada Corp.                       cs    89353D107          8833       232499  SH          SOLE   None

